UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22894
INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
Item 1. Report to Stockholders.
The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

The Ambassador Fund
Institutional Class/EMPIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the The Ambassador Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.embassyfunds.com/the-ambassador-fund/. You can also request this information by contacting us at (877) 771-7731.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Ambassador Fund (EMPIX)	$69	1.38%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$838,950,325
Total number of portfolio holdings	177
Portfolio turnover rate as of the end of the reporting period	46%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geography Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Geography Allocation chart represents Event Linked Bonds of the Fund.
Top Ten Holdings
Foundation Re IV Ltd., 1/8/2027	2.0%
Bridge Street Re Ltd., 1/7/2028	1.8%
Mona Lisa Re Ltd., 1/8/2031	1.7%
Ocelot Re Ltd., 2/26/2029	1.5%
Blue Ridge Re Ltd., 1/8/2027	1.3%
Recoletos Re DAC, 1/7/2028	1.3%
Cape Lookout Re Ltd., 3/13/2028	1.3%
Kendall Re Ltd., 4/30/2027	1.3%
Kilimanjaro II Re Ltd., 7/8/2030	1.2%
Palm RE Ltd., 6/7/2029	1.2%
Asset Allocation
Geography Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.embassyfunds.com/the-ambassador-fund/. You can also request this information by contacting us at (877) 771-7731.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 771-7731 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Ambassador Fund

The Ambassador Fund
Class S/EMPSX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the The Ambassador Fund (“Fund”) for the period of March 2, 2026 (commencement of operation) to April 30, 2026. You can find additional information about the Fund at https://www.embassyfunds.com/the-ambassador-fund/. You can also request this information by contacting us at (877) 771-7731.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Ambassador Fund (EMPSX)	$26	1.59%[1,2]
[1]	Annualized.
[2]	Class S commenced operations on March 2, 2026. If Class S had been operational for the entire Semi-Annual period of November 1, 2025 to April 30, 2026, expenses would have been higher.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$838,950,325
Total number of portfolio holdings	177
Portfolio turnover rate as of the end of the reporting period	46%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geography Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Geography Allocation chart represents Event Linked Bonds of the Fund.
Top Ten Holdings
Foundation Re IV Ltd., 1/8/2027	2.0%
Bridge Street Re Ltd., 1/7/2028	1.8%
Mona Lisa Re Ltd., 1/8/2031	1.7%
Ocelot Re Ltd., 2/26/2029	1.5%
Blue Ridge Re Ltd., 1/8/2027	1.3%
Recoletos Re DAC, 1/7/2028	1.3%
Cape Lookout Re Ltd., 3/13/2028	1.3%
Kendall Re Ltd., 4/30/2027	1.3%
Kilimanjaro II Re Ltd., 7/8/2030	1.2%
Palm RE Ltd., 6/7/2029	1.2%
Asset Allocation
Geography Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.embassyfunds.com/the-ambassador-fund/. You can also request this information by contacting us at (877) 771-7731.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 771-7731 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Ambassador Fund

The Diplomat Fund
EMWIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about the The Diplomat Fund (“Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.embassyfunds.com/the-diplomat-fund/. You can also request this information by contacting us at (877) 771-7731.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Diplomat Fund (EMWIX)	$50	1.03%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$14,481,206
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	115%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Holdings exclude short-term holdings, if any. Interest rate presented in the Top Holdings are as of the reporting period end.
Top Holdings
United States Treasury Note, 3.500%, 2/28/2031	94.6%
Asset Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.embassyfunds.com/the-diplomat-fund/. You can also request this information by contacting us at (877) 771-7731.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 771-7731 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Diplomat Fund

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

EMBASSY

The Ambassador Fund

(Institutional Class - Ticker Symbol: EMPIX)

(Class S - Ticker Symbol: EMPSX)

The Diplomat Fund

(Ticker Symbol: EMWIX)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

April 30, 2026

The Ambassador Fund

The Diplomat Fund

Each a series of Investment Managers Series Trust II

Table of Contents

Item 7. Financial Statements and Financial Highlights
Schedule of Investments
The Ambassador Fund	1
The Diplomat Fund	13
Statements of Assets and Liabilities	15
Statements of Operations	17
Statements of Changes in Net Assets
The Ambassador Fund	18
The Diplomat Fund	19
Statement of Cash Flows	20
Financial Highlights
The Ambassador Fund	21
The Diplomat Fund	23
Notes to Financial Statements	24

This report and the financial statements contained herein are provided for the general information of the shareholders of the Embassy Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

www.embassyfunds.com

The Ambassador Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2026 (Unaudited)

Principal Amount[1]		Value
	EVENT LINKED BONDS — 78.5%
	EUROPE — 5.9%
	EARTHQUAKE — 0.5%
3,750,000	Azzurro Re II DAC 8.524% (3-Month Euribor + 625.00 basis points), 4/20/2028[2,3]	$4,459,507
	MULTI-PERIL — 1.8%
	Hexagon IV Re Ltd.
4,500,000	5.750% 3-Month Euribor, 1/21/2028	5,323,416
4,500,000	5.000% 3-Month Euribor, 1/22/2030	5,308,099
2,500,000	Lion RE DAC 5.500% (3-Month Euribor + 550.00 basis points), 6/15/2029[2,3,4]	2,970,657
1,250,000	Orange Capital Re DAC 8.026% (3-Month Euribor + 600.00 basis points), 1/17/2029[2,3]	1,534,624
		15,136,796
	WINDSTORM — 3.6%
7,000,000	Blue Sky Re DAC 8.011% (3-Month Euribor + 616.40 basis points), 1/26/2027[2,3,4]	8,467,371
7,500,000	Eiffel Re Ltd. 5.604% (3-Month Euribor + 358.00 basis points), 1/19/2027[2,3]	8,940,141
1,000,000	Quercus Re DAC 10.020% (3-Month Euribor + 800.00 basis points), 7/8/2027[2,3]	1,206,103
4,500,000	Recoletos RE DAC 3.500% 3-Month U.S. Treasury Bill, 12/8/2028	5,342,430
	Taranis Reinsurance DAC
2,850,000	8.514% (3-Month Euribor + 631.00 basis points), 1/21/2028[2,3,4]	3,406,285
1,000,000	11.194% (3-Month Euribor + 899.00 basis points), 1/21/2028[2,3,4]	1,240,610
1,000,000	Windmill III Re DAC 7.210% (3-Month Euribor + 521.00 basis points), 7/5/2028[2,3]	1,210,563
		29,813,503
	TOTAL EUROPE
	(Cost $47,498,856)	49,409,806
	GLOBAL — 25.2%
	EARTHQUAKE — 0.7%
1,750,000	Matterhorn Re Ltd. 2.500% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 250.00 basis points), 9/22/2028[2,3,4]	1,750,175
4,000,000	Turris RE Ltd. 2.400% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 240.00 basis points), 1/8/2029[2,3,4]	4,007,600
		5,757,775
	MULTI-PERIL — 24.5%
	3264 Re Ltd.
2,500,000	21.250% (Federated Hermes US Treasury Cash Reserves Fund Yield + 2,125.00 basis points), 2/7/2028[2,3,4]	2,585,000

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2026 (Unaudited)

Principal Amount[1]		Value
	MULTI-PERIL (Continued)
7,250,000	6.000% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 600.00 basis points), 1/8/2029[2,3,4]	$7,182,575
3,000,000	6.500% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 650.00 basis points), 1/8/2029[2,3,4]	2,986,500
250,000	Ashera Re 5.190% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 524.00 basis points), 4/7/2027[2,3,4]	251,875
	Atlas Capital DAC
250,000	7.570% (SOFR + 757.00 basis points), 6/5/2026[2,3]	252,000
250,000	12.220% (SOFR + 1,222.00 basis points), 6/8/2027[2,3]	269,150
8,000,000	7.250% (SOFR + 725.00 basis points), 6/7/2028[2,3,4]	8,176,000
	Bridge Street Re Ltd.
15,250,000	4.000% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 400.00 basis points), 1/7/2028[2,3,4]	15,304,900
7,000,000	7.750% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 775.00 basis points), 1/8/2029[2,3,4]	7,025,900
2,000,000	Fuchsia 2024-1 - London Bridge 2 PCC Ltd. 5.140% (Western Asset Institutional US Treasury Reserves Fund Yield + 514.00 basis points), 4/6/2028[2,3,4]	2,046,600
3,500,000	Fuchsia 2025-1 - London Bridge 2 PCC Ltd. 3.250% (Western Asset Institutional US Treasury Reserves Ltd. Fund Yield + 325.00 basis points), 4/6/2029[2,3,4]	3,471,650
	Galileo Re Ltd.
500,000	7.000% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 700.00 basis points), 1/7/2028[2,3,4]	515,200
3,750,000	3.250% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 325.00 basis points), 1/8/2030[2,3,4]	3,714,000
1,500,000	5.000% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 500.00 basis points), 1/8/2030[2,3,4]	1,474,200
8,500,000	Hypatia Ltd. 5.000% (Dreyfus Treasury Securities Cash Management Fund Yield + 500.00 basis points), 5/14/2029[2,3,4]	8,500,000
	Kendall Re Ltd.
10,500,000	6.250% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 625.00 basis points), 4/30/2027[2,3]	10,706,850
250,000	7.738% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 773.80 basis points), 4/30/2027[2,3]	255,700
	Kilimanjaro II Re Ltd.
250,000	6.250% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 625.00 basis points), 6/30/2028[2,3,4]	260,425
2,000,000	7.250% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 725.00 basis points), 6/30/2028[2,3,4]	2,093,000
4,000,000	3.750% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 375.00 basis points), 7/9/2029[2,3,4]	4,032,000
4,750,000	4.000% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 400.00 basis points), 7/9/2029[2,3,4]	4,844,525

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2026 (Unaudited)

Principal Amount[1]		Value
	MULTI-PERIL (Continued)
2,075,000	6.250% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 625.00 basis points), 7/9/2029[2,3,4]	$2,134,760
10,000,000	3.750% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 375.00 basis points), 7/8/2030[2,3,4]	10,062,000
4,000,000	4.000% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 400.00 basis points), 7/8/2030[2,3,4]	4,089,600
	Matterhorn Re Ltd.
2,000,000	7.000% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 700.00 basis points), 2/4/2028[2,3,4]	2,010,600
3,000,000	12.390% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 1,239.00 basis points), 2/4/2028[2,3,4]	2,966,700
2,500,000	11.750% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 1,175.00 basis points), 2/16/2029[2,3,4]	2,466,250
2,500,000	15.000% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 1,500.00 basis points), 2/16/2029[2,3,4]	2,460,250
3,250,000	MMIFS Re Ltd. 2.900% Canadian Overnight Repo Rate Average, 1/10/2028	2,390,846
	Mona Lisa Re Ltd.
7,250,000	9.750% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 975.00 basis points), 6/25/2027[2,3]	7,590,025
14,000,000	5.500% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 550.00 basis points), 1/8/2031[2,3,4]	14,084,000
	Montoya Re Ltd.
7,500,000	5.750% (MSILF Treasury Securities Portfolio Fund Yield + 575.00 basis points), 4/7/2028[2,3,4]	7,490,250
4,250,000	6.610% (MSILF Treasury Securities Portfolio Fund Yield + 661.00 basis points), 4/7/2028[2,3,4]	4,365,175
6,000,000	5.250% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 525.00 basis points), 4/9/2030[2,3,4]	6,006,000
9,500,000	5.750% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 575.00 basis points), 4/9/2030[2,3,4]	9,578,850
4,000,000	12.500% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 1,250.00 basis points), 4/9/2030[2,3,4]	3,904,800
	Mystic Re IV Ltd.
3,000,000	4.000% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 490.00 basis points), 1/10/2028[2,3]	3,017,400
3,500,000	3.250% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 325.00 basis points), 1/8/2029[2,3,4]	3,477,250
7,500,000	Northshore Re II Ltd. 5.000% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 500.00 basis points), 4/7/2028[2,3,4]	7,500,000
	Ocelot Re Ltd.
12,250,000	4.500% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 450.00 basis points), 2/26/2029[2,3,4]	12,474,175
5,250,000	6.250% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 625.00 basis points), 2/26/2029[2,3,4]	5,417,475
2,000,000	Phoenix 2 RE Pte Ltd. 0.000% ,1/4/2038	2,013,000

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2026 (Unaudited)

Principal Amount[1]		Value
	MULTI-PERIL (Continued)
1,000,000	Phoenix 3 RE Pte Ltd. 0.000% ,1/4/2039[4]	$1,227,600
1,500,000	Riverfront Re Ltd. 5.500% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 550.00 basis points), 1/8/2029[2,3,4]	1,585,500
1,000,000	Wrigley Re Ltd. 6.230% (Federated Hermes US Treasury Cash Reserves Fund Yield + 623.00 basis points), 8/7/2026[2,3,4]	1,006,000
		205,266,556
	TOTAL GLOBAL
	(Cost $210,474,455)	211,024,331
	JAPAN — 1.0%
	EARTHQUAKE — 0.3%
2,500,000	Nakama Re Pte Ltd. 2.100% (3-Month U.S. Treasury Bill + 210.00 basis points), 4/23/2030[2,3]	2,496,500
	MULTI-PERIL — 0.7%
3,000,000	Sakura RE Ltd. 2.750% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 275.00 basis points), 4/5/2029[2,3]	2,998,200
3,000,000	Tomoni Re Pte Ltd. 4.000% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 400.00 basis points), 4/5/2028[2,3]	3,041,400
		6,039,600
	TOTAL JAPAN
	(Cost $8,512,785)	8,536,100
	UNITED STATES — 46.4%
	EARTHQUAKE — 3.2%
	Torrey Pines Re Ltd.
4,275,000	5.306% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 530.60 basis points), 6/5/2026[2,3]	4,283,122
4,125,000	3.750% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 375.00 basis points), 6/7/2028[2,3,4]	4,206,675
7,500,000	3.000% (1-Month U.S. Treasury Bill + 300.00 basis points), 6/7/2029[2,3,4]	7,500,000
3,750,000	Ursa Re Ltd. 5.500% (Dreyfus Treasury Securities Cash Management Fund Yield + 550.00 basis points), 12/7/2026[2,3,4]	3,801,375
	Veraison Re Ltd.
1,250,000	3.500% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 350.00 basis points), 3/8/2028[2,3,4]	1,257,250
5,250,000	2.900% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 290.00 basis points), 3/8/2029[2,3,4]	5,265,750

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2026 (Unaudited)

Principal Amount[1]		Value
	EARTHQUAKE (Continued)
250,000	Wrigley Re Ltd. 6.700% (Federated Hermes US Treasury Cash Reserves Fund Yield + 670.00 basis points), 8/7/2026[2,3,4]	$252,200
		26,566,372
	MULTI-PERIL — 16.9%
1,000,000	3264 Re Ltd. 7.500% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 750.00 basis points), 6/8/2028[2,3,4]	1,021,900
4,000,000	Aquila Re I Ltd. Series 2024-1 5.390% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 539.00 basis points), 6/7/2027[2,3,4]	4,086,000
4,000,000	Atela Re Ltd. 14.250% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 1,425.00 basis points), 5/9/2027[2,3]	4,190,400
1,500,000	Finca RE Ltd. 5.250% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 525.00 basis points), 6/7/2028[2,3,4]	1,521,900
	Foundation Re IV Ltd.
16,750,000	6.250% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 625.00 basis points), 1/8/2027[2,3,4]	17,016,325
5,750,000	3.500% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 350.00 basis points), 1/7/2030[2,3,4]	5,764,950
	Four Lakes Re Ltd.
250,000	5.800% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 580.00 basis points), 1/7/2027[2,3,4]	252,575
6,000,000	5.500% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 550.00 basis points), 1/7/2028[2,3,4]	6,109,200
3,150,000	3.250% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 325.00 basis points), 1/8/2029[2,3,4]	3,151,260
6,000,000	Genesee Street Re Ltd. 3.250% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 325.00 basis points), 4/7/2028[2,3,4]	6,025,800
1,500,000	High Point Re Ltd. 5.640% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 564.00 basis points), 1/6/2027[2,3,4]	1,516,950
6,000,000	Locke Tavern Re Ltd. 3.250% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 325.00 basis points), 4/9/2029[2,3,4]	5,982,000
2,250,000	Mayflower Re Ltd. 3.500% (Federated Hermes US Treasury Cash Reserves Fund Yield + 350.00 basis points), 7/7/2028[2,3,4]	2,290,500
6,920,000	Merna Re Companywide Ltd. 7.000% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 700.00 basis points), 7/7/2028[2,3]	7,176,040

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2026 (Unaudited)

Principal Amount[1]		Value
	MULTI-PERIL (Continued)
3,500,000	Merna Re Enterprise Ltd. 7.750% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 775.00 basis points), 7/7/2028[2,3]	$3,582,250
	Merna Reinsurance II Ltd.
9,500,000	8.380% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 838.00 basis points), 7/7/2026[2,3,5]	9,604,500
2,750,000	7.470% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 747.00 basis points), 7/7/2027[2,3]	2,829,750
2,250,000	8.490% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 849.00 basis points), 7/7/2027[2,3,4,5]	2,310,975
1,000,000	Residential Reinsurance 2004 Ltd. 5.380% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 538.00 basis points), 12/6/2028[2,3]	1,020,200
875,000	Residential Reinsurance 2022 Ltd. 7.590% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 759.00 basis points), 12/6/2026[2,3]	885,675
6,750,000	Residential Reinsurance 2023 Ltd. 5.970% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 597.00 basis points), 12/6/2027[2,3]	6,993,675
	Residential Reinsurance 2025 Ltd.
7,750,000	5.750% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 575.00 basis points), 6/6/2029[2,3,4]	7,951,500
3,000,000	3.250% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 325.00 basis points), 12/6/2029[2,3]	2,960,400
	Sanders RE II Ltd.
250,000	4.000% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 399.00 basis points), 4/7/2029[2,3]	253,500
8,250,000	4.250% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 425.00 basis points), 4/8/2030[2,3]	8,630,325
	Sanders Re III Ltd.
250,000	5.470% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 547.00 basis points), 4/7/2027[2,3]	254,225
3,125,000	5.980% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 598.00 basis points), 4/7/2027[2,3]	3,199,375
2,000,000	5.000% (3-Month U.S. Treasury Bill + 500.00 basis points), 4/8/2030[2,3]	1,998,800
	Sanders Re IV Ltd.
8,000,000	3.500% (HSBC US Treasury Money Market Fund Yield + 350.00 basis points), 4/8/2030[2,3]	7,968,000
4,250,000	3.500% (HSBC US Treasury Money Market Fund Yield + 350.00 basis points), 4/7/2031[2,3]	4,233,425
500,000	Stabilitas Re Ltd. 8.480% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 848.00 basis points), 6/5/2026[2,3,4]	502,000
9,750,000	Topanga Re Ltd. 4.750% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 475.00 basis points), 1/7/2030[2,3,4]	9,694,425

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2026 (Unaudited)

Principal Amount[1]		Value
	MULTI-PERIL (Continued)
1,000,000	Yosemite Re Ltd. 7.250% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 725.00 basis points), 6/7/2028[2,3,4]	$1,043,400
		142,022,200
	WINDSTORM — 26.3%
7,250,000	1886 Re Ltd. 4.500% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 450.00 basis points), 7/9/2029[2,3,4]	7,478,375
1,000,000	3264 Re Ltd. 7.000% (Federated Hermes US Treasury Cash Reserves Fund Yield + 700.00 basis points), 7/8/2027[2,3,4]	1,034,400
9,250,000	Abacab Re Ltd. 6.250% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 625.00 basis points), 4/13/2029[2,3,4]	9,240,750
	Armor RE II Ltd.
4,000,000	10.200% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 1,020.00 basis points), 5/7/2027[2,3]	4,195,600
5,000,000	8.500% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 850.00 basis points), 1/7/2028[2,3]	5,261,500
	Bayou Re Ltd.
5,750,000	8.332% (Dreyfus Treasury Securities Cash Management Fund Yield + 833.20 basis points), 4/30/2027[2,3,4]	5,969,075
5,000,000	7.000% (Dreyfus Treasury Securities Cash Management Fund Yield + 700.00 basis points), 5/8/2028[2,3]	5,040,500
	Blue Ridge Re Ltd.
11,000,000	5.250% (Federated Hermes US Treasury Cash Reserves Fund Yield + 525.00 basis points), 1/8/2027[2,3]	11,119,900
500,000	8.270% (Federated Hermes US Treasury Cash Reserves Fund Yield + 827.00 basis points), 1/8/2027[2,3]	504,950
7,750,000	3.500% (Federated Hermes US Treasury Cash Reserves Fund Yield + 350.00 basis points), 1/8/2029[2,3,4]	7,826,725
3,000,000	8.000% (Federated Hermes US Treasury Cash Reserves Fund Yield + 800.00 basis points), 1/8/2029[2,3,4]	2,934,900
10,500,000	Cape Lookout Re Ltd. 6.900% (Federated Hermes US Treasury Cash Reserves Fund Yield + 690.00 basis points), 3/13/2028[2,3,4]	10,888,500
2,750,000	Charles River Re Ltd. 7.632% (Dreyfus Treasury Securities Cash Management Fund Yield + 763.20 basis points), 5/10/2027[2,3]	2,810,225
6,750,000	Chartwell RE Ltd. 6.000% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 600.00 basis points), 6/7/2028[2,3,4]	6,938,325
	Citrus Re Ltd.
250,000	6.590% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 659.00 basis points), 6/7/2026[2,3,4]	250,750

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2026 (Unaudited)

Principal Amount[1]		Value
	WINDSTORM (Continued)
3,000,000	8.710% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 871.00 basis points), 6/7/2026[2,3,4]	$3,015,000
5,750,000	6.250% (3-Month U.S. Treasury Bill + 625.00 basis points), 6/7/2029[2,3,4]	5,719,525
3,000,000	Commonwealth Re Ltd. 3.857% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 385.70 basis points), 7/8/2026[2,3]	3,006,000
	Everglades Re II Ltd.
7,450,000	10.500% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 1,050.00 basis points), 5/13/2027[2,3]	7,509,600
6,000,000	8.750% (Goldman Sachs Financial Square Treasury Solutions Fund Yield + 875.00 basis points), 5/19/2028[2,3,4]	6,234,600
1,000,000	First Coast Re IV Ltd. 6.500% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 650.00 basis points), 3/10/2028[2,3,4]	1,010,600
3,000,000	Fish Pond Re Ltd. 4.020% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 402.00 basis points), 1/8/2027[2,3,4]	3,033,300
	Gateway Re Ltd.
3,557,000	9.500% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 950.00 basis points), 7/7/2027[2,3,4]	3,627,429
1,000,000	5.900% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 590.00 basis points), 7/8/2027[2,3,4]	1,017,000
3,000,000	4.250% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 425.00 basis points), 7/7/2028[2,3,4]	3,003,000
1,000,000	7.000% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 700.00 basis points), 7/7/2028[2,3,4]	1,032,700
4,000,000	2.000% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 200.00 basis points), 7/6/2029[2,3,4]	3,994,000
750,000	2.000% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 200.00 basis points), 7/6/2029[2,3,4]	748,875
	Hestia Re Ltd.
1,250,000	6.750% (Dreyfus Treasury Securities Cash Management Fund Yield + 675.00 basis points), 3/13/2028[2,3,4]	1,261,750
3,250,000	5.750% (1-Month U.S. Treasury Bill + 575.00 basis points), 4/16/2029[2,3,4]	3,246,750
	Integrity RE III Ltd.
1,250,000	8.000% (Federated Hermes US Treasury Cash Reserves Fund Yield + 800.00 basis points), 6/6/2027[2,3]	1,265,125
1,000,000	8.000% (Federated Hermes US Treasury Cash Reserves Fund Yield + 800.00 basis points), 6/6/2028[2,3]	1,016,100
7,000,000	2.500% (Federated Hermes US Treasury Cash Reserves Fund Yield + 250.00 basis points), 6/7/2029[2,3]	6,989,500
1,250,000	2.500% (Federated Hermes US Treasury Cash Reserves Fund Yield + 250.00 basis points), 6/7/2029[2,3]	1,248,125
5,000,000	Integrity Re Ltd. 10.554% (Federated Hermes US Treasury Cash Reserves Fund Yield + 1,055.40 basis points), 6/6/2026[2,3]	5,040,000

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2026 (Unaudited)

Principal Amount[1]		Value
	WINDSTORM (Continued)
250,000	Lower Ferry Re Ltd. 4.646% (MSILF Treasury Securities Portfolio Fund Yield + 464.60 basis points), 7/8/2026[2,3,4]	$250,975
1,750,000	Marlon Ltd. 7.306% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 730.60 basis points), 6/7/2027[2,3,4]	1,816,675
	Meadows Ltd.
1,500,000	7.500% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 750.00 basis points), 12/7/2029[2,3,4]	1,488,150
2,250,000	11.500% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 1,150.00 basis points), 12/7/2029[2,3,4]	2,159,325
1,500,000	12.250% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 1,225.00 basis points), 12/7/2029[2,3,4]	1,446,450
6,250,000	Meritage RE Ltd. 5.500% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 550.00 basis points), 3/8/2029[2,3,4]	6,168,125
	Merna Reinsurance II Ltd.
250,000	10.740% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 1,047.00 basis points), 7/7/2026[2,3]	253,650
250,000	8.750% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 875.00 basis points), 7/7/2027[2,3]	257,125
	Nature Coast Re Ltd.
4,150,000	10.000% (Goldman Sachs Financial Square Funds - Treasury Instruments Fund Yield + 1,000.00 basis points), 12/7/2026[2,3,4]	4,189,840
2,500,000	8.000% (3-Month U.S. Treasury Bill + 800.00 basis points), 2/26/2030[2,3]	2,495,750
10,000,000	Palm RE Ltd. 5.000% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 500.00 basis points), 6/7/2029[2,3,4]	9,995,000
1,500,000	Purple Re Ltd. 7.250% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 725.00 basis points), 6/7/2028[2,3,4]	1,558,350
10,950,000	Recoletos Re DAC 5.000% (3-Month U.S. Treasury Bill + 500.00 basis points), 1/7/2028[2,3,4]	10,946,715
	Sabine Re Ltd.
2,500,000	8.720% (Dreyfus Treasury Securities Cash Management Fund Yield + 872.00 basis points), 4/7/2027[2,3,4]	2,558,750
4,250,000	5.500% (1-Month U.S. Treasury Bill + 550.00 basis points), 4/8/2030[2,3,4]	4,243,625
2,000,000	Solis RE Ltd. 3.500% (JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 350.00 basis points), 7/7/2028[2,3,4]	2,029,400
4,500,000	Tremont Re Ltd. 4.000% (1-Month U.S. Treasury Bill + 400.00 basis points), 3/22/2029[2,3,4]	4,486,050
	Windrose Re Ltd.
3,000,000	8.000% (3-Month U.S. Treasury Bill + 800.00 basis points), 2/13/2029[2,3,4]	3,016,500
3,000,000	12.250% (3-Month U.S. Treasury Bill + 1,225.00 basis points), 2/13/2029[2,3,4]	3,018,000

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2026 (Unaudited)

Principal Amount[1]		Value
	WINDSTORM (Continued)
2,000,000	Winston Re Ltd. 10.210% (Dreyfus Treasury Securities Cash Management Fund Yield + 1,021.00 basis points), 2/26/2027[2,3,4]	$2,070,800
	Winston RE Ltd.
3,250,000	6.500% (Dreyfus Treasury Securities Cash Management Fund Yield + 650.00 basis points), 2/21/2028[2,3,4]	3,304,600
3,500,000	0.500% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 475.00 basis points), 5/4/2029[2,3,4]	3,500,000
5,000,000	0.500% (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Yield + 600.00 basis points), 5/4/2029[2,3,4]	5,000,000
		220,767,309
	TOTAL UNITED STATES
	(Cost $387,702,467)	389,355,881
	TOTAL EVENT LINKED BONDS
	(Cost $654,188,563)	658,326,118
	PREFERRED NOTES — 12.7%
	GLOBAL — 8.3%
	MULTI-PERIL — 8.3%
5,000,000	Consulate Re 2025-25 4.044%, 7/29/2026[6,7]	4,900,500
10,000,000	Consulate Re 2026-10 3.033%, 12/31/2026[6,7]	9,541,000
5,000,000	Consulate Re 2026-15 3.033%, 3/31/2027[6,7]	4,204,500
9,780,000	Consulate Re 2026-28 0.000%, 12/31/2026*,6,7	9,119,850
4,000,000	Consulate Re 2026-29 3.033%, 12/31/2026[6,7]	3,414,800
10,000,000	Consulate Re 2026-31 3.033%, 12/31/2026[6,7]	9,261,000
2,083,333	Consulate Re 2026-32 3.033%, 12/31/2026[6,7]	1,816,875
10,000,000	Consulate Re 2026-38 4.044%, 2/28/2027[6,7]	9,538,000
10,000,000	Consulate Re 2026-3A 3.033%, 12/31/2026[6,7]	9,233,000
10,000,000	Consulate Re 2026-9A 3.033%, 12/31/2026[6,7]	8,545,000
	TOTAL GLOBAL
	(Cost $69,574,717)	69,574,525
	UNITED STATES — 4.4%
	MULTI-PERIL — 1.8%
5,000,000	Consulate Re 2025-24 4.044%, 7/13/2026[6,7]	4,949,000

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2026 (Unaudited)

Principal Amount[1]		Value
	MULTI-PERIL (Continued)
6,000,000	Consulate Re 2026-12 3.033%, 12/31/2026[6,7]	$5,418,000
6,000,000	Consulate Re 2026-13 3.033%, 12/31/2026[6,7]	4,940,400
		15,307,400
	WINDSTORM — 2.6%
7,500,000	Consulate Re 2026-37 3.033%, 12/15/2026[6,7]	6,526,500
10,000,000	Consulate Re 2026-39 4.044%, 12/15/2026[6,7]	8,742,000
7,500,000	Consulate Re 2026-41 3.033%, 12/15/2026[6,7]	6,526,500
		21,795,000
	TOTAL UNITED STATES
	(Cost $37,102,609)	37,102,400
	TOTAL PREFERRED NOTES
	(Cost $106,677,326)	106,676,925

Number of Shares
	SHORT-TERM INVESTMENTS — 10.4%
87,482,035	Fidelity Investments Money Market Government Portfolio - Class I 3.49%[8]	87,482,035
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $87,482,035)	87,482,035
	TOTAL INVESTMENTS — 101.6%
	(Cost $848,347,924)	852,485,078
	Liabilities in Excess of Other Assets — 1.6%	(13,534,753)
	TOTAL NET ASSETS — 100.0%	$838,950,325

SOFR – Secured Overnight Financing Rate

US – United States

*	Non-income producing security.
[1]	Local currency.
[2]	Floating rate security. Reference rates may vary based on the reset date of the security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $636,720,727, which represents 75.9% of total net assets of the Fund.
[4]	Callable.
[5]	All or a portion of this security is segregated as collateral for forward contracts. The market value of the securities pledged as collateral was $15,791,910, which represents 1.9% of total net assets of the Fund.
[6]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[7]	Restricted securities, representing 12.7% of Total Net Assets. The total value of these securities is $106,676,925.
[8]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2026 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				Currency	Value At		Unrealized
		Currency	Settlement	Amount	Settlement	Value At	Appreciation/
Sale Contracts	Counterparty	Exchange	Date	Sold	Date	April 30, 2026	(Depreciation)
Euro	UMB Bank NA	EUR per USD	5/26/2026	(2,500,000)	(2,896,025)	(2,937,857)	(41,832)
Euro	UMB Bank NA	EUR per USD	6/9/2026	(3,348,000)	(3,881,336)	(3,936,817)	(55,481)
Euro	UMB Bank NA	EUR per USD	7/14/2026	(2,000,000)	(2,376,800)	(2,355,204)	21,596
Canadian Dollar	UMB Bank NA	CAD per USD	9/4/2026	(3,250,000)	(2,376,600)	(2,404,519)	(27,919)
Euro	UMB Bank NA	EUR per USD	9/9/2026	(1,620,000)	(1,924,884)	(1,911,312)	13,572
Euro	UMB Bank NA	EUR per USD	9/11/2026	(2,820,000)	(3,352,980)	(3,327,361)	25,619
Euro	UMB Bank NA	EUR per USD	10/13/2026	(3,150,000)	(3,701,880)	(3,721,433)	(19,553)
Euro	UMB Bank NA	EUR per USD	11/2/2026	(2,000,000)	(2,343,200)	(2,362,282)	(19,082)
Euro	UMB Bank NA	EUR per USD	11/4/2026	(6,250,000)	(7,286,875)	(7,382,633)	(95,758)
Euro	UMB Bank NA	EUR per USD	11/9/2026	(1,540,000)	(1,790,712)	(1,819,390)	(28,678)
Euro	UMB Bank NA	EUR per USD	11/24/2026	(3,450,000)	(4,015,110)	(4,077,990)	(62,880)
Euro	UMB Bank NA	EUR per USD	1/20/2027	(5,068,000)	(5,942,230)	(6,002,164)	(59,934)
Euro	UMB Bank NA	EUR per USD	1/20/2027	(2,250,000)	(2,612,250)	(2,664,733)	(52,483)
Euro	UMB Bank NA	EUR per USD	3/2/2027	(2,040,000)	(2,427,396)	(2,419,411)	7,985
Euro	UMB Bank NA	EUR per USD	3/10/2027	(2,035,000)	(2,378,305)	(2,414,141)	(35,836)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(49,306,583)	$(49,737,247)	$(430,664)

EUR – Euro

CAD – Canadian Dollar

See accompanying Notes to Financial Statements.

The Diplomat Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2026 (Unaudited)

Principal Amount		Value
	U.S. TREASURY NOTES — 94.6%
$14,012,000	United States Treasury Note 3.500%, 2/28/2031[1]	$13,698,916
	TOTAL U.S. TREASURY NOTES
	(Cost $13,676,871)	13,698,916

Number of Shares
	SHORT-TERM INVESTMENTS — 2.3%
331,272	Fidelity Investments Money Market Government Portfolio - Class I 3.491%[2]	331,272
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $331,272)	331,272
	TOTAL INVESTMENTS — 96.9%
	(Cost $14,008,143)	14,030,188
	Other Assets in Excess of Liabilities — 3.1%	451,018
	TOTAL NET ASSETS — 100.0%	$14,481,206

[1]	All or a portion of this security is segregated as collateral for initial futures margin. The market value of the securities pledged as collateral was $391,062, which represents 2.7% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

The Diplomat Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2026 (Unaudited)

FUTURES CONTRACTS

				Value/
Number of				Unrealized
Contracts		Expiration	Notional	Appreciation
Long (Short)	Description	Date	Value	(Depreciation)
(32)	U.S. 10 Year Treasury Note	June 2026	$(3,539,000)	$19,000

TOTAL FUTURES CONTRACTS			$(3,539,000)	$19,000

See accompanying Notes to Financial Statements.

Embassy Asset Management Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of April 30, 2026 (Unaudited)

	The Ambassador Fund	The Diplomat Fund
Assets:
Investments, at value (cost $848,347,924 and $14,008,143, respectively)	$852,485,078	$14,030,188
Foreign currency, at value (cost $1,977 and $0, respectively)	1,980	-
Cash	754,862	-
Cash deposited with brokers for futures contracts	-	162,839
Receivables:
Investment securities sold	8,355,322	-
Variation margin on futures contracts	-	19,000
Unrealized appreciation on forward foreign currency exchange contracts	68,772	-
Fund shares sold	1,475,064	233,976
Dividends and interest	4,253,012	83,402
Due from Advisor	-	5,893
Prepaid expenses	64,808	10,281
Total assets	867,458,898	14,545,579
Liabilities:
Payables:
Investment securities purchased	26,706,788	-
Fund shares redeemed	317,595	5,483
Advisory fees	806,391	-
Distribution fees - Class S (Note 6)	469	-
Fund administration and fund accounting fees	61,072	10,298
Transfer agent fees and expenses	10,155	2,731
Unrealized depreciation on forward foreign currency exchange contracts	499,436	-
Commitment fees payable (Note 11)	32,376	-
Trustees' deferred compensation (Note 3)	20,552	14,037
Auditing fees	10,480	9,798
Legal fees	9,750	4,619
Custody fees	9,474	2,329
Trustees' fees and expenses	3,234	3,651
Chief Compliance Officer fees	1,874	1,962
Accrued other expenses	18,927	9,465
Total liabilities	28,508,573	64,373
Commitments and contingencies (Note 3)
Net Assets	$838,950,325	$14,481,206

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$847,183,653	$15,611,263
Total distributable earnings (accumulated deficit)	(8,233,328)	(1,130,057)
Net Assets	$838,950,325	$14,481,206

Net assets applicable to shares outstanding	$-	$14,481,206
Shares of beneficial interest issued and outstanding	-	1,525,065
Offering and redemption price per share	$-	$9.50

Institutional Class Shares:
Net assets applicable to shares outstanding	$834,837,480	$-
Shares of beneficial interest issued and outstanding	83,474,126	-
Offering and redemption price per share	$10.00	$-

Class S Shares:
Net assets applicable to shares outstanding	$4,112,845	$-

See accompanying Notes to Financial Statements.

Embassy Asset Management Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2026 (Unaudited)

	The Ambassador Fund	The Diplomat Fund
Shares of beneficial interest issued and outstanding	411,412	-
Offering and redemption price per share	$10.00	$-

See accompanying Notes to Financial Statements.

Embassy Asset Management Funds

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2026 (Unaudited)

	The Ambassador Fund	The Diplomat Fund
Investment income:
Interest	$29,930,919	$270,500
Total investment income	29,930,919	270,500

Expenses:
Advisory fees	4,324,596	60,106
Distribution fees - Class S (Note 6)	471	-
Fund administration and accounting fees	241,227	42,221
Transfer agent fees and expenses	23,206	7,621
Commitment fees (Note 11)	51,587	-
Interest expense	51,220	2,255
Registration fees	43,501	13,974
Custody fees	26,837	4,935
Miscellaneous	19,693	2,360
Legal fees	15,910	8,870
Shareholder reporting fees	15,399	4,852
Auditing fees	10,480	9,772
Trustees' fees and expenses	9,814	4,312
Chief Compliance Officer fees	5,483	6,483
Insurance fees	1,861	455
Total expenses	4,841,285	168,216
Advisory fees recovered (waived)	146,838	(60,106)
Other expenses (absorbed)	-	(39,072)
Net expenses	4,988,123	69,038
Net investment income (loss)	24,942,796	201,462

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,109,856	(287,069)
Futures contracts	-	(335,796)
Forward contracts	(96,311)	-
Foreign currency transactions	49,102	-
Net realized gain (loss)	3,062,647	(622,865)
Net change in unrealized appreciation (depreciation) on:
Investments	(8,724,782)	(17,039)
Futures contracts	-	21,331
Forward contracts	(464,594)	-
Foreign currency translations	(43,507)	-
Net change in unrealized appreciation (depreciation)	(9,232,883)	4,292
Net realized and unrealized gain (loss)	(6,170,236)	(618,573)

Net Increase (Decrease) in Net Assets from Operations	$18,772,560	$(417,111)

See accompanying Notes to Financial Statements.

The Ambassador Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$24,942,796	$46,459,724
Net realized gain (loss) on investments, forward contracts, and foreign currency transactions	3,062,647	3,208,977
Net change in unrealized appreciation (depreciation) on investments, forward contracts, and foreign currency translations	(9,232,883)	7,048,776
Net increase (decrease) in net assets resulting from operations	18,772,560	56,717,477
Distributions to Shareholders:
Distributions:
Institutional Class	(30,334,577)	(60,947,384)
Class S*	(29,680)	-
Total Distributions to Shareholders	(30,364,257)	(60,947,384)
Capital Transactions:
Net proceeds from shares sold:
Institutional Class	280,152,270	339,702,640
Class S*	4,141,476	-
Reinvestment of distributions:
Institutional Class	29,510,176	59,354,893
Class S*	29,680	-
Cost of shares redeemed:
Institutional Class	(90,098,248)	(107,370,542)
Class S*	(37,921)	-
Net increase (decrease) in net assets from capital transactions	223,697,433	291,686,991
Total increase (decrease) in net assets	212,105,736	287,457,084
Net Assets
Beginning of period	626,844,589	339,387,505
End of period	$838,950,325	$626,844,589
Capital Share Transactions:
Shares sold:
Institutional Class	27,824,856	33,482,930
Class S*	412,233	-
Shares reinvested:
Institutional Class	2,943,732	5,874,809
Class S*	2,974	-
Shares redeemed:
Institutional Class	(8,960,468)	(10,604,687)
Class S*	(3,795)	-
Net increase (decrease) in capital share transactions	22,219,532	28,753,052

*	Class S commenced operations on March 2, 2026.

See accompanying Notes to Financial Statements.

The Diplomat Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$201,462	$228,416
Net realized gain (loss) on investments and futures contracts	(622,865)	(295,358)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	4,292	51,220
Net increase (decrease) in net assets resulting from operations	(417,111)	(15,722)
Distributions to Shareholders:
Total Distributions to Shareholders	-	(232,575)
Capital Transactions:
Net proceeds from shares sold	4,249,572	8,032,542
Reinvestment of distributions	197,480	232,575
Cost of shares redeemed	(973,314)	(7,530,845)
Net increase (decrease) in net assets from capital transactions	3,473,738	734,272
Total increase (decrease) in net assets	3,056,627	485,975
Net Assets
Beginning of period	11,622,059	11,136,084
End of period	$14,678,686	$11,622,059
Capital Share Transactions:
Shares sold	432,766	814,031
Shares reinvested	20,488	24,084
Shares redeemed	(100,045)	(798,978)
Net increase (decrease) in capital share transactions	353,209	39,137

See accompanying Notes to Financial Statements.

The Ambassador Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended April 30, 2026 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$18,772,560
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(400,839,291)
Sales of long-term investments	273,572,853
Purchases/Sales of short-term investments, net	(97,949,695)
Net amortization on investments	(263,033)
Net realized (gain) loss	(3,109,856)
Net change in unrealized appreciation/depreciation	9,189,376
(Increase) Decrease in Assets:
Investment securities sold receivable	(7,321,058)
Dividends and interest	577,561
Prepaid expenses and other assets	(11,975)
Increase (Decrease) in Liabilities:
Investment securities purchased payable	12,023,024
Advisory fees payable	143,741
Accrued expenses	(39,007)
Total Cash flows provided by (used for) operating activities:	(195,254,800)

Cash flows provided by (used for) financing activities:
Proceeds from borrowings	55,000,000
Payments for borrowings	(55,000,000)
Proceeds from shares sold	283,860,489
Cost of shares redeemed	(89,917,661)
Dividends paid to shareholders, net of reinvestments	(824,401)
Total Cash flows provided by (used for) financing activities:	193,118,427

Net increase (decrease) in cash	(2,136,373)

Cash and cash equivalents:
Beginning cash balance	450,577
Beginning foreign cash	2,442,638
Total beginning cash and cash equivalents	2,893,215

Ending cash balance	754,862
Ending foreign cash	1,980
Total ending cash and cash equivalents	$756,842
Non-cash financing activities from reinvestment of distributions	29,539,856
Interest payments on margin loan	51,220

See accompanying Notes to Financial Statements.

The Ambassador Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2026	For the Year Ended October 31,			For the Period Ended October 31,
	(Unaudited)	2025	2024	2023	2022*
Net asset value, beginning of period	$10.17	$10.31	$10.20	$9.72	$10.00
Income from Investment Operations:
Net investment income[1]	0.35	0.96	1.19	0.92	0.17
Net realized and unrealized gain (loss)	(0.10)	0.16	0.10	0.21	(0.35)
Total from investment operations	0.25	1.12	1.29	1.13	(0.18)

Less Distributions:
From net investment income	(0.42)	(1.26)	(1.16)	(0.64)	(0.10)
From net realized gain	-	-	(0.02)	(0.01)	-
Total distributions	(0.42)	(1.26)	(1.18)	(0.65)	(0.10)

Net asset value, end of period	$10.00	$10.17	$10.31	$10.20	$9.72

Total return	2.55%[2]	11.61%	13.50%	11.94%	(1.80)%[2]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$834,837	$626,845	$339,388	$127,716	$27,436

Ratio of expenses to average net assets (including interest expense and tax expense):
Before fees waived and expenses absorbed/recovered[3]	1.34%[4]	1.36%	1.48%	1.83%	2.54%[4]
After fees waived and expenses absorbed/recovered[3]	1.38%[4]	1.41%	1.46%	1.61%	1.29%[4,5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	6.96%[4]	9.47%	11.63%	8.99%	0.76%[4]
After fees waived and expenses absorbed/recovered	6.92%[4]	9.42%	11.65%	9.21%	2.01%[4]
Portfolio turnover rate	46%[2]	67%	117%	145%	61%[2]

*	Commencement of operations on December 29, 2021.
[1]	Based on average shares outstanding during the period.
[2]	Not annualized.
[3]	If interest expense and tax expense had been excluded, the expense ratios would have been lowered by 0.01% for the six months ended April 30, 2026, and 0.01%, 0.06% and 0.21% for the years ended October 31, 2025, 2024 and 2023, respectively. If commitment fees had been excluded, the expense ratios would have been lowered by 0.17% for the period ended October 31, 2022.
[4]	Annualized.
[5]	For the period December 29, 2021 through April 30, 2022, the Advisor voluntarily waived a portion of its fees totaled $49,965 for the Fund and will not seek recoupment for the portion of this voluntarily waived amount.

See accompanying Notes to Financial Statements.

The Ambassador Fund

FINANCIAL HIGHLIGHTS

Class S

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended April 30,2026* (Unaudited)
Net asset value, beginning of period	$10.03
Income from Investment Operations:
Net investment income[1]	0.12
Net realized and unrealized loss	(0.02)
Total from investment operations	0.10

Less Distributions:
From net investment income	(0.13)
Total distributions	(0.13)

Net asset value, end of period	$10.00

Total return[2]	1.00%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,113

Ratio of expenses to average net assets (including interest expense, tax expense, and 12b-1 fees):
Before fees waived and expenses absorbed/recovered[4,5]	1.59%[6]
After fees waived and expenses absorbed/recovered[4,5]	1.59%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	7.41%[6]
After fees waived and expenses absorbed/recovered	7.41%[6]
Portfolio turnover rate	46%[3]

*	Class S commenced operations on March 2, 2026.
[1]	Based on average shares outstanding during the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If 12b-1 fees had been excluded, the expense ratios would have been lowered by 0.25%.
[5]	If interest expense and had been excluded, the expense ratios would have been lowered by 0.01% for the six months ended April 30, 2026.
[6]	Annualized.

See accompanying Notes to Financial Statements.

The Diplomat Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2026	For the Year Ended October 31,			For the Period Ended October 31,
	(Unaudited)	2025	2024	2023	2022*
Net asset value, beginning of period	$9.92	$9.83	$9.73	$9.72	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.15	0.31	0.30	0.27	(0.01)
Net realized and unrealized gain (loss)	(0.43)	0.08	0.55	0.05	(0.27)
Total from investment operations	(0.28)	0.39	0.85	0.32	(0.28)

Less Distributions:
From net investment income	(0.14)	(0.30)	(0.30)	(0.23)	-
From net realized gain	-	-	(0.45)	(0.08)	-
Total distributions	(0.14)	(0.30)	(0.75)	(0.31)	-

Net asset value, end of period	$9.50	$9.92	$9.83	$9.73	$9.72

Total return	(2.84)%[2]	4.03%	9.02%	3.19%	(2.80)%[2]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,481	$11,622	$11,136	$10,783	$1,739

Ratio of expenses to average net assets (including interest expense and tax expense):
Before fees waived and expenses absorbed/recovered[3]	2.52%[4]	3.89%	2.84%	4.37%	19.44%[4]
After fees waived and expenses absorbed/recovered[3]	1.03%[4]	1.02%	1.00%	1.00%	3.93%[4]
Ratio of net investment income (loss) to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed/recovered	1.53%[4]	0.29%	1.27%	(0.69)%	(16.02)%[4]
After fees waived and expenses absorbed/recovered	3.02%[4]	3.16%	3.11%	2.68%	(0.51)%[4]
Portfolio turnover rate	115%[2]	323%	76%	6%	-%[2]

*	Commencement of operations on September 13, 2022.
[1]	Based on average shares outstanding during the period.
[2]	Not annualized.
[3]	If interest expense had been excluded, the expense ratios would have been lowered by 0.03% and 0.02% for the six months ended April 30, 2026 and the year ended October 31, 2025, respectively. If commitment fees had been excluded, the expense ratios would have been lowered by 2.93% for the period ended October 31, 2022.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2026 (Unaudited)

Note 1 – Organization

The Ambassador Fund is organized as a non-diversified series and The Diplomat Fund is organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Ambassador Fund’s primary investment objective is to seek current income and pursues its investment objective by investing primarily in "catastrophe" or "cat" bonds ("Cat Bonds"). The Ambassador Fund currently offers two classes of shares: Institutional Class and Class S. The Fund’s Institutional Class shares commenced investment operations on December 29, 2021. The Fund’s Class S shares commenced operations on March 2, 2026. The Diplomat Fund’s primary investment objective is to seek total return and pursues its investment objective by investing primarily in debt securities of the U.S. Government and interest rate futures contracts related to debt securities (“Interest Rate Futures”). The Diplomat Fund commenced investment operations on September 13, 2022.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Funds’ Advisor is deemed to be the Chief Operating Decision Maker with respect to the Funds’ investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value investments in open-end investment companies at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider factors such as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds must utilize fair value pricing.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2026 (Unaudited)

(c) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of October 31, 2025, and during all open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Diplomat Fund will make distributions of net investment income quarterly, and The Ambassador Fund will make distributions of net investment income monthly. The Funds will make distributions of net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(e) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2026 (Unaudited)

(f) Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(g) Insurance-Linked Securities Risk

The principal risk of an investment in an insurance-linked security is that a triggering event(s) (e.g., (i) natural events, such as hurricanes, earthquakes, tornadoes, pandemics, fires and floods; or (ii) certain non-natural events resulting from human activity such as commercial and industrial accidents or business interruptions), will occur and a Fund will lose all or a significant portion of the principal it has invested in the security and the right to additional interest payments with respect to the security. For example, major natural disasters or commercial and industrial accidents can result in significant losses and investors in insurance-linked securities tied to such exposures may also experience substantial losses. If the likelihood and severity of natural and other large disasters increase, the risk of significant losses to reinsurers may increase. Typically, one significant triggering event (even in a major metropolitan area) will not result in financial failure to a reinsurer. However, a series of major triggering events could cause the failure of a reinsurer. Similarly, to the extent a Fund invests in insurance-linked securities for which a triggering event occurs, losses associated with such event will result in losses to the Fund and a series of major triggering events affecting a large portion of the insurance-linked securities held by the Fund will result in substantial losses to the Fund. A majority of The Ambassador Fund’s assets will typically be invested in insurance-linked securities tied to natural events and/or non-natural disasters and there is inherent uncertainty as to whether, when or where such events will occur. There is no way to accurately predict whether a triggering event will occur and, because of this uncertainty, insurance-linked securities carry a high degree of risk.

(h) Catastrophe Bonds

Catastrophe Bonds (“Cat Bonds”), a type of event-linked bond, carry significant uncertainties and major risk exposures to adverse conditions. If a trigger event occurs, as defined within the terms of a Cat Bond, a Fund may lose a portion or all of its investment in such security, including accrued interest and/or principal invested in such security. Because Cat Bonds cover “catastrophe” events that, if they occur, will result in significant losses, they carry a high degree of risk of loss and are considered “high yield” or “junk bonds.” The rating of a Cat Bond, if any, primarily reflects the rating agency’s calculated probability that a pre-defined trigger event will occur. Thus, lower-rated bonds have a greater likelihood of a triggering event occurring, resulting in potential loss to a Fund. A majority of The Ambassador Fund's assets will typically be invested in Cat Bonds.

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2026 (Unaudited)

(i) Futures Contracts

The Funds may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The Diplomat Fund intends to invest primarily in positions on U.S. Treasury Futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day a futures contract is held, the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Funds may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Funds being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Funds.

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Funds may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2026 (Unaudited)

(j) Forward Foreign Currency Exchange Contracts

The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Funds record realized gains or losses at the time the forward contract is settled. Counter parties to these forward contracts are major U.S. financial institutions.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Embassy Asset Management LP (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses (excluding any Rule 12b-1 fees, shareholder servicing fees, interest on borrowings other than commitment fees associated with borrowing arrangements, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), other expenditures which are capitalized in accordance with generally accepted accounting principles, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each Fund. Prior to November 1, 2022, commitment fees were excluded from the agreement. This agreement is effective until February 28, 2027 for the Funds, and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the annual investment advisory fees and expense cap by Fund.

	Investment Advisory Fees†	Total Limit on Annual Operating Expenses†
The Ambassador Fund – Institutional Class	1.20%	1.40%
The Ambassador Fund – Class S	1.20%	1.40%
The Diplomat Fund	0.90%	1.00%

†	Investment advisory fees and the total limit on annual operating expenses are calculated based on each Fund’s average daily net assets.

For the six months ended April 30, 2026, the Advisor recovered expenses previously waived totaling $146,838 from The Ambassador Fund and waived its advisory fees and absorbed other expenses totaling $99,178 for The Diplomat Fund. The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Funds for a period ending three years after the date of the waiver or payment. This reimbursement may be requested from the Funds if the reimbursement will not cause the Funds’ annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. The potential recoverable amounts are noted as “Commitments and contingencies” as reported on the Statements of Assets and Liabilities. The Ambassador Fund has recovered all previously waived expenses. The Advisor may recapture all or a portion of this amount no later than October 31 of the years stated below:

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2026 (Unaudited)

The Diplomat Fund
2026	228,182
2027	198,408
2028	207,675
2029	99,178
Total	$733,443

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., (“UMB Bank”) an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for six months ended April 30, 2026, are reported on the Statements of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For six months ended April 30, 2026, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation (depreciation) and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended April 30, 2026, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At April 30, 2026, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

	The Ambassador Fund	The Diplomat Fund
Cost of investments	$854,571,471	$14,008,143

Gross unrealized appreciation	(46,160)	22,045
Gross unrealized depreciation	(2,040,233)	-

Net unrealized appreciation (depreciation)	$(2,086,393)	$22,045

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2026 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax basis of the components of distributable earnings (accumulated deficit) at October 31, 2025 were as follows:

	The Ambassador Fund	The Diplomat Fund
Undistributed ordinary income	$6,548,405	$29,188
Undistributed long-term capital gains	-	(571,066)
Tax accumulated earnings	6,548,405	(541,878)

Accumulated capital and other losses	(2,516,966)	-
Unrealized appreciation (depreciation)	(655,005)	39,084
Unrealized deferred compensation	(18,066)	(12,672)
Total distributable earnings (accumulated deficit)	$3,358,368	$(515,466)

The tax character of distributions paid by The Ambassador Fund and by The Diplomat Fund for the year ended October 31, 2025 and the periods ended October 31, 2024 were as follows:

	The Ambassador Fund
	October 31, 2025	October 31, 2024
Distributions paid from:
Ordinary income	$60,947,384	$26,791,066
Net long-term capital gains	-	-
Total distributions paid	$60,947,384	$26,791,066

	The Diplomat Fund
	October 31, 2025	October 31, 2024
Distributions paid from:
Ordinary income	$232,575	$524,715
Net long-term capital gains	-	280,999
Total distributions paid	$232,575	$805,714

As of October 31, 2025, the Funds had net capital loss carryovers as follows:

Not Subject to Expiration
	Short-term	Long-term	Total
The Ambassador Fund	$2,382,390	$134,576	$2,516,966
The Diplomat Fund	437,720	133,346	571,066

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2026 (Unaudited)

Note 5 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the six months ended April 30, 2026, were as follows:

Fund	Purchases	Sales
The Ambassador Fund	$400,839,291	$273,572,853
The Diplomat Fund	17,595,095	14,745,993

Note 6 – Distribution Plan

The Trust, on behalf of the Ambassador Fund, has adopted a Rule 12b-1 plan with respect to the Fund’s Class S Shares. Under the plan, the Ambassador Fund pays to the Distributor distribution fees for the sale and distribution of the Fund’s Class S Shares and/or shareholder liaison service fees in connection with the provision of personal services to shareholders of each such Class and the maintenance of their shareholder accounts.

For Class S Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. Institutional Class Shares are not subject to any distribution or service fees under the plan.

For the six months ended April 30, 2026, the Ambassador Fund’s distribution and service fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2026 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2026, in valuing the Funds’ assets carried at fair value:

The Ambassador Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Event Linked Bonds[1]	$-	$658,326,118	$-	$658,326,118
Preferred Notes	-	-	106,676,925	106,676,925
Short-Term Investments	87,482,035	-	-	87,482,035
Total Investments	$87,482,035	$658,326,118	$106,676,925	$852,485,078
Other Financial Instruments[2]
Forward Contracts		68,772		68,772
Total Assets	$87,482,035	$658,394,890	$106,676,925	$852,553,850
Liabilities
Other Financial Instruments[2]
Forward Contracts	$-	$499,436	$-	$499,436
Total Liabilities	$-	$499,436	$-	$499,436

The Diplomat Fund	Level 1	Level 2	Level 3[3]		Total
Assets
Investments
U.S. Treasury Notes	$-	$13,698,916		$-	$13,698,916
Short-Term Investments	331,272	-		-	331,272
Total Investments	$331,272	$13,698,916		$-	$14,030,188
Liabilities
Other Financial Instruments[2]
Futures Contracts	$19,000	$-	$		$19,000
Total Liabilities	$19,000	$-		$-	$19,000

[1]	For a detailed break-out of Event Linked Bonds by geography and peril, please refer to the Schedule of Investments.
[2]	Other financial instruments are derivative instruments such as futures contracts and forward contracts. Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.
[3]	The Fund did not hold any Level 3 securities at period end.

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2026 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value for The Ambassador Fund:

Preferred Notes
Balance as of October 31, 2025	$88,010,752
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Amortization	2,785,689
Total gains or losses for the period	84,450
Included in earnings (or changes in net assets)	-
Included in other comprehensive income	-
Net purchases	95,496,786
Net maturities	(79,700,752)
Balance as of April 30, 2026	$106,676,925
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$(246)

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2026 for The Ambassador Fund.

Asset Class	Fair Value at Period End	Valuation Technique(s)	Unobservable Input(s)	Range of Input(s)	Weighted Average of Input(s)	Impact to Valuation from an Increase in Input(s)[1]
Preferred Notes	$106,676,925	Insurance industry loss model	Estimated losses:	$0	$90.75	Increase
			Estimated Premium Earned:	$0.00 - $0.75 MM

[1]	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

MM - units of figures presented are in millions.

Note 9 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position and performance. During the six months ended April 30, 2026, The Diplomat Fund invested in futures contracts and The Ambassador Fund invested in foreign currency contracts.

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2026 (Unaudited)

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments, as of April 30, 2026, by risk category are as follows:

The Ambassador Fund
	Asset Derivatives		Liability Derivatives
Derivatives designated as hedging instruments	Statements of Assets and Liabilities	Value	Statements of Assets and Liabilities	Value
Foreign Exchange Contract	Unrealized appreciation on forward foreign currency exchange contracts	$68,772	Unrealized depreciation on forward foreign currency exchange contracts	$499,436

The Diplomat Fund
	Asset Derivatives		Liability Derivatives
Derivatives designated as hedging instruments	Statements of Assets and Liabilities	Value	Statements of Assets and Liabilities	Value
Interest rate contracts	Variation margin on futures contracts	$19,000	Variation margin on futures contracts	$-

The effects of derivative instruments on the Statements of Operations for the six months ended April 30, 2026, are as follows:

The Ambassador Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives designated as hedging instruments	Forward Contracts
Foreign exchange contracts	$(96,311)

The Diplomat Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Futures Contracts
Interest rate contracts	$(335,796)

The Ambassador Fund
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statements of Operations
Derivatives designated as hedging instruments	Forward Contracts
Foreign exchange contracts	$(464,594)

The Diplomat Fund
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statements of Operations
Derivatives designated as hedging instruments	Futures Contracts
Interest rate contracts	$21,331

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2026 (Unaudited)

The average quarterly volume of derivative instruments held by the Funds during the six months ended April 30, 2026, are as follows:

The Ambassador Fund			Total
Foreign exchange contracts	Forward Contracts	Notional Value	$(40,577,547)

The Diplomat Fund			Total
Interest Rate Contracts	Long Futures Contracts	Notional Value	$21,275,525

Note 10 – Investments in Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Additional information on each restricted security held by the Fund on April 30, 2026 is as follows:

The Ambassador Fund
Security	Maturity Date	Initial Acquisition Date	Amount of Units	Amortized Cost	Fair Value	% of Net Assets
Consulate Re 2025-24	7/13/2026	7/14/2025	5,000,000	4,948,866	4,949,000	0.59%
Consulate Re 2025-25	7/29/2026	7/31/2025	5,000,000	4,900,260	4,900,500	0.58%
Consulate Re 2026-10	12/31/2026	1/1/2026	10,000,000	9,540,628	9,541,000	1.14%
Consulate Re 2026-12	12/31/2026	1/1/2026	6,000,000	5,418,003	5,418,000	0.65%
Consulate Re 2026-13	12/31/2026	1/1/2026	6,000,000	4,940,377	4,940,400	0.59%
Consulate Re 2026-15	3/31/2027	4/1/2026	5,000,000	4,204,521	4,204,500	0.50%
Consulate Re 2026-28	12/31/2026	1/1/2026	9,780,000	9,119,908	9,119,850	1.09%
Consulate Re 2026-29	12/31/2026	1/1/2026	4,000,000	3,414,745	3,414,800	0.41%
Consulate Re 2026-31	12/31/2026	1/1/2026	10,000,000	9,261,454	9,261,000	1.10%
Consulate Re 2026-32	12/31/2026	1/1/2026	2,083,333	1,816,930	1,816,875	0.22%
Consulate Re 2026-37	12/15/2026	4/13/2026	7,500,000	6,526,788	6,526,500	0.78%
Consulate Re 2026-38	2/28/2027	3/1/2026	10,000,000	9,538,112	9,538,000	1.14%
Consulate Re 2026-39	12/15/2026	4/13/2026	10,000,000	8,741,788	8,742,000	1.04%
Consulate Re 2026-3A	12/31/2026	1/1/2026	10,000,000	9,232,977	9,233,000	1.10%
Consulate Re 2026-41	12/15/2026	4/30/2026	7,500,000	6,526,788	6,526,500	0.78%
Consulate Re 2026-9A	12/31/2026	1/1/2026	10,000,000	8,545,180	8,545,000	1.02%

Note 11 – Borrowings

The Ambassador Fund entered into a Committed Repurchase Agreement Facility (“CRAF”) with UMB Bank, N.A on March 21, 2022. The terms were updated on April 21, 2026, and are set quarterly to follow either a 30-day or 60-day term reverse repurchase offer amounting to the lesser of 10% of the Fund’s assets or a total CRAF amount between $50,000,000 and $80,000,000 inclusive. The Fund is charged interest of Federal Funds Target Range - Upper Bound (FDTR) (or the published target rate if the Federal Reserve should no longer present a range) plus 1.00%. In addition to an annual non-refundable minimum commitment fee of $125,000, the Fund also pays an excess amount if the quarterly commitment fee is greater than $31,250. Such excess amount is calculated at 0.25% on the CRAF amount on the 30-day term, and at 0.35% on the 60-day term minus quarterly base commitment fee of $31,250. The borrowing activity for the six months ended April 30, 2026, was as follows:

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2026 (Unaudited)

The Ambassador Fund
Largest amount outstanding on an individual day	$25,000,000
Average daily loan outstanding	2,154,696
Borrowed amounts outstanding as of April 30, 2026	-
Average interest rate when in use	4.75%

Note 12 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 13 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of April 30, 2026, beneficial ownership in excess of 25% is as follows:

Fund	Beneficial Owner	% of Outstanding Shares
The Ambassador Fund	Charles Schwab & Co., Inc.	54.92%
The Ambassador Fund	National Financial Services, LLC	38.57%
The Diplomat Fund	Charles Schwab & Co., Inc.	75.46%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Note 14 – New Accounting Pronouncements and Regulatory Updates

In the reporting period, the Fund/Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard did not materially impact financial statement disclosures and did not affect the Fund’s/Funds' financial position or the results of its operations.

Embassy Asset Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2026 (Unaudited)

Note 15 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(a)	(4) Not Applicable

(a)	(5) Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	7/9/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	7/9/2026

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	7/9/2026